Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Components of Fixed Assets
	December 31, 2025	December 31, 2024
Office equipment	$47,172	$28,019
Medical equipment	133,869	123,094
Furniture	5,046	5,046
Leased equipment	736,624	736,624
Leasehold improvements	6,604	6,604
	929,315	899,387
Less: Accumulated depreciation	(596,701)	(219,145)
Fixed assets, net	$332,614	$680,242